Unpaid Losses and Loss Adjustment Expenses - Reconciliation of Loss to the Liability for Claims (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Unpaid losses and ALAE, net of reinsurance		$ 74,996
Reinsurance recoverables on unpaid losses	$ 61,101	82,651	$ 40,605	$ 40,344	$ 24,218	$ 22,579
ULAE expense		7,892
Total gross unpaid losses and LAE	$ 145,362	165,539	$ 140,938	$ 139,085	$ 111,270	$ 107,246
Commercial Lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Unpaid losses and ALAE, net of reinsurance		70,509
Reinsurance recoverables on unpaid losses		81,301
Personal Lines
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Unpaid losses and ALAE, net of reinsurance		4,487
Reinsurance recoverables on unpaid losses		$ 1,350